UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA ULTRA SHORT-TERM BOND FUND
MARCH 31, 2012

                                                                      (Form N-Q)

94424-0512                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
March 31, 2012 (unaudited)

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (43.1%)

             CONSUMER DISCRETIONARY (2.5%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.3%)
$    2,000   Daimler Finance N.A., LLC (a)                      1.91% (b)        7/11/2013      $    2,023
     2,000   Nissan Motor Acceptance Corp. (a)                  3.25             1/30/2013           2,030
                                                                                                ----------
                                                                                                     4,053
                                                                                                ----------
             GENERAL MERCHANDISE STORES (0.7%)
     2,000   Dollar General Corp. (c)                           3.14             7/07/2014           2,003
                                                                                                ----------
             SPECIALTY STORES (0.5%)
     1,557   Sally Holdings, LLC (c)                            2.49            11/15/2013           1,558
                                                                                                ----------
             Total Consumer Discretionary                                                            7,614
                                                                                                ----------
             ENERGY (3.6%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
       700   Murphy Oil Corp.                                   6.38             5/01/2012             703
                                                                                                ----------
             OIL & GAS DRILLING (0.3%)
     1,000   Nabors Industries, Inc.                            5.38             8/15/2012           1,014
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.5%)
       550   Valero Energy Corp.                                6.70             1/15/2013             574
       755   Valero Energy Corp. (d)                            4.75             6/15/2013             784
                                                                                                ----------
                                                                                                     1,358
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.6%)
     1,205   Duke Capital Corp., LLC                            5.50             3/01/2014           1,283
       605   Enterprise Products Operating, LLC                 5.65             4/01/2013             632
     1,500   Gulf South Pipeline Co., LP (a)                    5.75             8/15/2012           1,521
       550   Kaneb Pipe Line Operating Partnership, LP          5.88             6/01/2013             572
     2,000   NGPL PipeCo, LLC (a)                               6.51            12/15/2012           1,930
     2,000   Rockies Express Pipeline, LLC (a)                  6.25             7/15/2013           2,040
                                                                                                ----------
                                                                                                     7,978
                                                                                                ----------
             Total Energy                                                                           11,053
                                                                                                ----------

             FINANCIALS (26.3%)
             ------------------
             CONSUMER FINANCE (1.0%)
     2,000   Capital One Financial Corp.                        1.72 (b)         7/15/2014           1,982
     1,000   Ford Motor Credit Co., LLC                         3.88             1/15/2015           1,010
                                                                                                ----------
                                                                                                     2,992
                                                                                                ----------
             DIVERSIFIED BANKS (5.7%)
     3,500   Abbey National Treasury Services                   1.86 (b)         4/25/2013           3,458
     1,500   Charter One Bank, N.A.                             6.38             5/15/2012           1,506
     2,000   HSBC USA, Inc.                                     2.38             2/13/2015           2,015
     2,000   Lloyds TSB Bank plc                                2.91 (b)         1/24/2014           1,993
     3,000   Societe Generale (a)                               2.50             1/15/2014           2,966
     1,400   SSIF Nevada, LP (a)                                1.27 (b)         4/14/2014           1,390
     2,000   Wachovia Corp.                                     0.89 (b)        10/28/2015           1,907

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1  | USAA Ultra Short-Term Bond Fund
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================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$    2,000   Wells Fargo & Co.                                  0.75% (b)       10/28/2015      $    1,958
                                                                                                ----------
                                                                                                    17,193
                                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (1.3%)
     1,500   Credit Suisse New York                             5.00             5/15/2013           1,558
     1,000   Deutsche Bank AG                                   4.88             5/20/2013           1,038
     1,400   UBS AG                                             2.25             8/12/2013           1,409
                                                                                                ----------
                                                                                                     4,005
                                                                                                ----------
             LIFE & HEALTH INSURANCE (4.1%)
     1,642   MetLife Global Funding I (a)                       5.13             4/10/2013           1,717
     1,000   MetLife Global Funding I (a)                       1.33 (b)         1/10/2014           1,001
       725   MetLife Global Funding I (a)                       5.13             6/10/2014             788
     1,500   MetLife Institutional Fund (a)                     1.48 (b)         4/04/2014           1,506
     1,000   New York Life Global Funding (a)                   1.30             1/12/2015           1,006
       350   Pricoa Global Funding I (a)                        5.40            10/18/2012             359
       365   Pricoa Global Funding I (a)                        5.30             9/27/2013             386
       850   Principal Life Income Fundings Trust               5.30            12/14/2012             877
     2,000   Principal Life Income Fundings Trust               5.55             4/27/2015           2,207
       814   Prudential Financial, Inc.                         5.15             1/15/2013             842
     2,000   Prudential Financial, Inc. (a)                     3.00             9/30/2015           2,024
                                                                                                ----------
                                                                                                    12,713
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
     2,000   Bank of America Corp.                              2.13 (b)         7/11/2014           1,960
     2,000   Citigroup, Inc.                                    0.60 (b)         3/07/2014           1,935
       600   General Electric Capital Corp. (d)                 1.88             9/16/2013             610
       900   General Electric Capital Corp.                     1.47 (b)         9/23/2013             904
     1,000   General Electric Capital Corp.                     0.73 (b)         9/15/2014             987
     1,500   General Electric Capital Corp.                     0.78 (b)         1/08/2016           1,438
     2,168   JPMorgan Chase & Co.                               5.25             5/01/2015           2,355
     1,500   Merrill Lynch & Co., Inc.                          0.71 (b)         6/05/2012           1,500
                                                                                                ----------
                                                                                                    11,689
                                                                                                ----------
             REGIONAL BANKS (1.2%)
     1,000   AmSouth Bank, N.A.                                 4.85             4/01/2013           1,025
     1,968   Key Bank, N.A.                                     4.95             9/15/2015           2,124
       500   PNC Funding Corp.                                  0.75 (b)         1/31/2014             497
                                                                                                ----------
                                                                                                     3,646
                                                                                                ----------
             REITs - Diversified (1.3%)
     1,750   Liberty Property, LP                               6.38             8/15/2012           1,780
     2,000   Washington REIT                                    5.25             1/15/2014           2,097
                                                                                                ----------
                                                                                                     3,877
                                                                                                ----------
             REITs - OFFICE (1.7%)
       500   Duke Realty, LP                                    5.45            10/01/2012             509
       760   HRPT Properties Trust                              6.50             1/15/2013             764
     1,500   Mack-Cali Realty, LP                               4.60             6/15/2013           1,530
     2,240   Reckson Operating Partnership, LP                  5.88             8/15/2014           2,377
                                                                                                ----------
                                                                                                     5,180
                                                                                                ----------
             REITs - RESIDENTIAL (0.5%)
       500   BRE Properties, Inc.                               7.13             2/15/2013             520
     1,000   UDR, Inc.                                          5.50             4/01/2014           1,065
                                                                                                ----------
                                                                                                     1,585
                                                                                                ----------
             REITs - RETAIL (4.9%)
       500   Federal Realty Investment Trust                    5.40            12/01/2013             526
       350   Kimco Realty Corp.                                 6.00            11/30/2012             358
     2,450   Kimco Realty Corp.                                 4.82             6/01/2014           2,555
     2,550   National Retail Properties, Inc.                   6.25             6/15/2014           2,742
     2,000   Regency Centers, LP                                5.25             8/01/2015           2,156
       500   Simon Property Group, LP                           5.30             5/30/2013             523
     2,000   Simon Property Group, LP                           4.20             2/01/2015           2,142

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$      500   Weingarten Realty Investors                        5.26%            5/15/2012      $      502
     2,200   Weingarten Realty Investors                        5.65             1/15/2013           2,241
     1,000   Weingarten Realty Investors                        4.99             9/03/2013           1,023
                                                                                                ----------
                                                                                                    14,768
                                                                                                ----------
             REITs - SPECIALIZED (0.8%)
       500   Health Care Property Investors, Inc.               5.63             2/28/2013             517
     1,680   Health Care Property Investors, Inc.               5.65            12/15/2013           1,783
                                                                                                ----------
                                                                                                     2,300
                                                                                                ----------
             Total Financials                                                                       79,948
                                                                                                ----------
             HEALTH CARE (1.6%)
             ------------------
             HEALTH CARE FACILITIES (1.2%)
     2,000   Community Health Systems, Inc. (c),(e)             7.57             7/25/2014           1,978
     1,761   HCA, Inc. (c)                                      1.49            11/19/2012           1,761
                                                                                                ----------
                                                                                                     3,739
                                                                                                ----------
             HEALTH CARE SUPPLIES (0.4%)
     1,000   DENTSPLY International, Inc.                       2.00 (b)         8/15/2013           1,007
                                                                                                ----------
             Total Health Care                                                                       4,746
                                                                                                ----------
             INDUSTRIALS (0.7%)
             ------------------
             INDUSTRIAL MACHINERY (0.3%)
       750   Stanley Black and Decker (d)                       4.90            11/01/2012             765
                                                                                                ----------
             OFFICE SERVICES & SUPPLIES (0.4%)
     1,315   Avery Dennison Corp.                               4.88             1/15/2013           1,357
                                                                                                ----------
             Total Industrials                                                                       2,122
                                                                                                ----------
             INFORMATION TECHNOLOGY (1.4%)
             -----------------------------
             COMPUTER HARDWARE (0.3%)
     1,000   Hewlett Packard Co.                                1.25             9/13/2013           1,002
                                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     1,110   Computer Sciences Corp.                            5.00             2/15/2013           1,154
                                                                                                ----------
             OFFICE ELECTRONICS (0.7%)
     2,000   Xerox Corp.                                        1.87 (b)         9/13/2013           2,019
                                                                                                ----------
             Total Information Technology                                                            4,175
                                                                                                ----------
             MATERIALS (3.1%)
             ----------------
             CONSTRUCTION MATERIALS (1.0%)
     3,000   Lafarge North America, Inc.                        6.88             7/15/2013           3,104
        52   Vulcan Materials Co.                               6.30             6/15/2013              53
                                                                                                ----------
                                                                                                     3,157
                                                                                                ----------
             DIVERSIFIED CHEMICALS (0.2%)
       630   Dow Chemical Co.                                   6.00            10/01/2012             646
                                                                                                ----------
             INDUSTRIAL GASES (0.7%)
     2,000   Airgas, Inc.                                       2.85            10/01/2013           2,049
                                                                                                ----------
             STEEL (1.2%)
     1,500   ArcelorMittal                                      5.38             6/01/2013           1,557
     2,000   ArcelorMittal                                      3.75             3/01/2016           2,000
                                                                                                ----------
                                                                                                     3,557
                                                                                                ----------
             Total Materials                                                                         9,409
                                                                                                ----------

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3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             UTILITIES (3.9%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
$    1,000   Entergy New Orleans, Inc.                          5.25%            8/01/2013      $    1,047
       532   FPL Group Capital, Inc.                            2.55            11/15/2013             542
     2,500   ITC Holdings Corp. (a)                             5.25             7/15/2013           2,595
       500   Nevada Power Co.                                   6.50             4/15/2012             501
                                                                                                ----------
                                                                                                     4,685
                                                                                                ----------
             GAS UTILITIES (1.1%)
     1,000   Atmos Energy Corp.                                 5.13             1/15/2013           1,034
     2,300   Sempra Energy                                      2.00             3/15/2014           2,349
                                                                                                ----------
                                                                                                     3,383
                                                                                                ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
     1,500   AES Corp.                                          7.75             3/01/2014           1,627
       750   Curtis Palmer, Inc. (a)                            5.90             7/15/2014             725
                                                                                                ----------
                                                                                                     2,352
                                                                                                ----------
             MULTI-UTILITIES (0.5%)
     1,500   CMS Energy Corp.                                   2.75             5/15/2014           1,508
                                                                                                ----------
             Total Utilities                                                                        11,928
                                                                                                ----------
             Total Corporate Obligations (cost: $130,574)                                          130,995
                                                                                                ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (11.4%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             BREWERS (0.6%)
     2,000   SABMiller Holdings, Inc. (a)                       1.85             1/15/2015           2,028
                                                                                                ----------
             ENERGY (0.7%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     2,000   Woodside Finance Ltd. (a)                          4.50            11/10/2014           2,124
                                                                                                ----------
             FINANCIALS (7.6%)
             -----------------
             DIVERSIFIED BANKS (5.6%)
     1,000   Anz National International Ltd. (a)                2.38            12/21/2012           1,012
     1,500   Bank of Tokyo-Mitsubishi, Ltd. (a)                 2.60             1/22/2013           1,519
       970   Commonwealth Bank of Australia (a)                 3.75            10/15/2014           1,017
     1,500   Commonwealth Bank of Australia                     1.95             3/16/2015           1,511
     1,500   Groupe BPCE S.A. (a)                               2.28 (b)         2/07/2014           1,467
     1,000   National Australia Bank Ltd. (a)                   1.51 (b)         7/25/2014           1,004
     1,000   Nordea Bank AB (a)                                 2.25             3/20/2015           1,001
     1,950   Rabobank Group (a)                                 3.20             3/11/2015           2,005
     1,000   Standard Chartered plc (a)                         1.46 (b)         5/12/2014             993
     1,000   Sumitomo Mitsui Banking Corp. (a)                  1.51 (b)         7/22/2014           1,007
     1,500   Westpac Banking Corp.                              2.10             8/02/2013           1,519
     1,000   Westpac Banking Corp. (a)                          1.80 (b)         1/30/2014           1,010
     2,000   Westpac Banking Corp. (a)                          1.20 (b)         3/31/2014           1,999
                                                                                                ----------
                                                                                                    17,064
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
     2,000   ING Bank N.V. (a)                                  1.52 (b)         3/15/2013           2,002
       300   ING Bank N.V. (a)                                  1.88 (b)        10/18/2013             299
       700   Santander U.S. Debt S.A. (a)                       2.49             1/18/2013             698
                                                                                                ----------
                                                                                                     2,999
                                                                                                ----------
             REITs - RETAIL (1.0%)
     1,000   WEA Finance (a)                                    5.40            10/01/2012           1,021

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$    1,660   WEA Finance (a)                                    7.50%            6/02/2014      $    1,834
                                                                                                ----------
                                                                                                     2,855
                                                                                                ----------
             Total Financials                                                                       22,918
                                                                                                ----------
             MATERIALS (2.4%)
             ----------------
             DIVERSIFIED METALS & MINING (1.7%)
     1,250   Anglo American Capital (a)                         2.15             9/27/2013           1,262
     2,000   Glencore Funding, LLC (a)                          6.00             4/15/2014           2,141
     1,750   Xstrata plc (a)                                    2.85            11/10/2014           1,783
                                                                                                ----------
                                                                                                     5,186
                                                                                                ----------
             METAL & GLASS CONTAINERS (0.7%)
     1,955   Rexam plc (a)                                      6.75             6/01/2013           2,044
                                                                                                ----------
             Total Materials                                                                         7,230
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       300   Telecom Italia Capital                             5.25            11/15/2013             309
                                                                                                ----------
             Total Eurodollar and Yankee Obligations (cost: $34,440)                                34,609
                                                                                                ----------
             ASSET-BACKED SECURITIES (7.9%)

             FINANCIALS (7.9%)
             -----------------
             ASSET-BACKED FINANCING (7.9%)
       231   AESOP Funding II, LLC (a)                          0.38 (b)         8/20/2013             230
     1,730   Arkle Finance Trust Ltd. (a)                       1.65 (b)         5/17/2060           1,733
     3,500   Arran Residential Mortgages Funding plc (a)        1.94 (b)        11/19/2047           3,508
       500   CIT Equipment Collateral (a)                       3.88             9/16/2013             507
     1,000   CIT Equipment Collateral (a)                       4.86             3/17/2014           1,028
     1,000   Citibank Credit Card Issuance Trust                6.30 (b)         6/20/2014           1,013
       788   Citibank Credit Card Issuance Trust                0.65 (b)         7/15/2014             788
     2,000   Enterprise Fleet Financing, LLC (a)                1.62             5/22/2017           2,004
       619   GE Equipment Midticket, LLC (a)                    0.94             7/14/2014             619
     2,000   Gracechurch Mortgage Financing plc (a)             2.04 (b)        11/20/2056           2,018
     1,000   Holmes Master Issuer plc (a)                       1.97 (b)        10/15/2054           1,005
     1,500   Holmes Master Issuer plc (a)                       2.12 (b)        10/21/2054           1,511
     1,000   MBNA Credit Card Master Note Trust                 0.66 (b)         7/15/2015             998
     2,000   Permanent Master Issuer plc (a)                    1.97 (b)         7/15/2042           2,009
       667   Rental Car Finance Corp. (a)                       0.38 (b)         7/25/2013             663
     1,330   Santander Drive Auto Receivables Trust             2.35            11/16/2015           1,344
       485   Santander Drive Auto Receivables Trust (a)         1.48             5/15/2017             484
       833   SLC Student Loan Trust                             0.69 (b)         1/15/2019             826
     1,500   Volvo Financial Equipment, LLC (a)                 2.99             5/15/2017           1,508
                                                                                                ----------
             Total Financials                                                                       23,796
                                                                                                ----------
             Total Asset-Backed Securities (cost: $23,693)                                          23,796
                                                                                                ----------
             COMMERCIAL MORTGAGE SECURITIES (13.7%)

             FINANCIALS (13.7%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.7%)
       363   Banc of America Commercial Mortgage, Inc.          4.50             7/10/2043             367
        75   Banc of America Commercial Mortgage, Inc.          4.78             7/10/2043              75
        11   Banc of America Commercial Mortgage, Inc.          4.76             7/10/2045              11
     1,975   Banc of America Commercial Mortgage, Inc.          5.60             7/10/2046           2,015
     3,000   Banc of America Commercial Mortgage, Inc.          6.02             2/10/2051           3,062
     1,171   Bear Stearns Commercial Mortgage Securities, Inc.  5.71             9/11/2038           1,195
     2,755   Citigroup Commercial Mortgage Trust                5.92             3/15/2049           2,859

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5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$      166   Citigroup Deutsche Bank Commercial Mortgage Trust  5.27%            7/15/2044      $      167
     1,735   GE Capital Commercial Mortgage Corp.               5.33            11/10/2045           1,752
         2   GMAC Commercial Mortgage Securities, Inc.          6.70             4/15/2034               2
     2,203   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                4.65             1/12/2037           2,249
     1,521   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.20             8/12/2037           1,621
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.12             7/15/2041           1,051
     1,842   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.45            12/12/2043           1,889
     1,500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.37            12/15/2044           1,576
       985   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.88             4/15/2045           1,043
     1,417   LB-UBS Commercial Mortgage Trust                   5.17            11/15/2030           1,467
     1,100   LB-UBS Commercial Mortgage Trust                   4.57             1/15/2031           1,151
     1,497   LB-UBS Commercial Mortgage Trust                   5.08             2/15/2031           1,510
     1,411   LB-UBS Commercial Mortgage Trust                   5.40             2/15/2040           1,479
     1,259   Merrill Lynch Mortgage Trust                       5.24            11/12/2037           1,288
     1,970   Merrill Lynch Mortgage Trust                       5.61             5/12/2039           2,016
     1,927   Morgan Stanley Capital I, Inc.                     4.97             8/13/2042           1,993
       525   Morgan Stanley Capital I, Inc.                     5.18             9/15/2042             548
     1,587   Morgan Stanley Capital I, Inc.                     5.65             3/12/2044           1,596
       353   Morgan Stanley Capital I, Inc.                     5.62             7/12/2044             355
     1,715   Morgan Stanley Capital I, Inc.                     5.62            12/12/2049           1,730
       336   Morgan Stanley Capital I, Inc.                     4.51             7/15/2056             345
       293   Wachovia Bank Commercial Mortgage Trust (a)        4.24            10/15/2035             294
     2,950   Wachovia Bank Commercial Mortgage Trust            5.46            12/15/2044           2,968
     1,400   Wachovia Bank Commercial Mortgage Trust            5.58             3/15/2045           1,449
       563   Wachovia Bank Commercial Mortgage Trust            5.94             6/15/2045             565
                                                                                                ----------
             Total Financials                                                                       41,688
                                                                                                ----------
             Total Commercial Mortgage Securities (cost: $41,563)                                   41,688
                                                                                                ----------
             MUNICIPAL BONDS (11.8%)

             AIRPORT/PORT (1.4%)
     1,000   Chicago Midway Airport (d)                         3.53             1/01/2041           1,031
     1,500   Greater Orlando Aviation Auth.                     4.50            10/01/2013           1,586
     1,500   Houston Airport System                             5.00             7/01/2013           1,585
                                                                                                ----------
                                                                                                     4,202
                                                                                                ----------
             EDUCATION (1.3%)
     2,000   New Jersey EDA                                     2.14             9/01/2012           2,013
     1,000   New Jersey EDA                                     3.10             9/01/2013           1,033
       855   Pinellas County Educational Facilities Auth.       5.00            10/01/2014             925
                                                                                                ----------
             Total Education                                                                         3,971
                                                                                                ----------
             ELECTRIC UTILITIES (2.1%)
     2,300   Air Quality Dev. Auth.                             2.25            12/01/2023           2,313
     1,000   Delaware State EDA (d)                             2.30             7/01/2028           1,002
     1,000   Mississippi Business Finance Corp.                 2.25            12/01/2040           1,008
     1,000   Navajo County                                      5.50             6/01/2034           1,081
       500   West Virginia EDA                                  4.85             5/01/2019             523
       500   West Virginia EDA                                  2.00             1/01/2041             501
                                                                                                ----------
                                                                                                     6,428
                                                                                                ----------
             ELECTRIC/GAS UTILITIES (0.8%)
     1,000   San Antonio Electric and Gas Systems               1.15            12/01/2027           1,004

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$    1,500   South Carolina Public Service Auth.                0.94% (b)        6/02/2014      $    1,501
                                                                                                ----------
                                                                                                     2,505
                                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (2.2%)
     1,000   California Pollution Control Financing Auth.       2.63            12/01/2027           1,022
     2,000   Maricopa County IDA                                2.63            12/01/2031           2,037
     1,500   New Jersey EDA                                     2.20            11/01/2013           1,511
     2,000   South Carolina Jobs EDA                            2.25            11/01/2016           2,039
                                                                                                ----------
                                                                                                     6,609
                                                                                                ----------
             GENERAL OBLIGATION (0.7%)
       700   Andrews County                                     2.38             8/15/2012             704
     1,359   Newark                                             3.50            12/13/2012           1,368
                                                                                                ----------
                                                                                                     2,072
                                                                                                ----------
             INTEGRATED OIL & GAS (0.5%)
     1,500   Whiting Environmental Facilities                   2.80             6/01/2044           1,560
                                                                                                ----------
             MULTI-UTILITIES (0.6%)
     1,750   Louisville/Jefferson County Metro Government       1.90             6/01/2033           1,754
                                                                                                ----------
             PAPER PRODUCTS (0.7%)
     1,500   Bay County                                         5.10             9/01/2012           1,522
       660   Savannah EDA                                       5.10             8/01/2014             710
                                                                                                ----------
             Total Paper Products                                                                    2,232
                                                                                                ----------
             TOLL ROADS (1.5%)
     2,500   North Texas Tollway Auth.                          2.31             9/01/2013           2,556
     2,000   North Texas Tollway Auth.                          2.44             9/01/2013           2,050
                                                                                                ----------
                                                                                                     4,606
                                                                                                ----------
             Total Municipal Bonds (cost: $35,401)                                                  35,939
                                                                                                ----------
             MONEY MARKET INSTRUMENTS (14.5%)

             VARIABLE-RATE DEMAND NOTES (13.5%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             DISTRIBUTORS (0.1%)
       221   Bhavnani, LLC (LOC - U.S. Bank, N.A.)              0.23             5/01/2038             221
                                                                                                ----------
             HOME IMPROVEMENT RETAIL (0.3%)
     1,100   Savannah EDA (LOC - SunTrust Bank)                 0.60             8/01/2025           1,100
                                                                                                ----------
             Total Consumer Discretionary                                                            1,321
                                                                                                ----------
             FINANCIALS (1.0%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.3%)
       950   Indianapolis (LOC - RBS Citizens, N.A.)            0.45            11/01/2042             950
                                                                                                ----------
             REITs - DIVERSIFIED (0.7%)
     2,075   New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)             0.40             5/01/2042           2,075
                                                                                                ----------
             Total Financials                                                                        3,025
                                                                                                ----------

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             HEALTH CARE (1.3%)
             ------------------
             HEALTH CARE FACILITIES (1.3%)
$    1,990   Indiana Finance Auth. (LOC - Bank of America,
                N.A.)(e)                                        0.53%            4/01/2038      $    1,990
     1,950   Wisconsin Health and Educational Facilities
                Auth. (LOC - KBC Bank N.V.)                     1.10             3/01/2038           1,950
                                                                                                ----------
                                                                                                     3,940
                                                                                                ----------
             Total Health Care                                                                       3,940
                                                                                                ----------
             INDUSTRIALS (2.3%)
             ------------------
             AIRPORT SERVICES (1.8%)
     5,300   Metropolitan Nashville Airport Auth.
                (LOC - Regions Bank)(d)                         2.14             4/01/2030           5,300
                                                                                                ----------
             BUILDING PRODUCTS (0.5%)
     1,600   New Hampshire Business Finance Auth.
                (LOC - Sovereign Bank)                          2.20            11/01/2019           1,600
                                                                                                ----------
             Total Industrials                                                                       6,900
                                                                                                ----------
             MATERIALS (1.3%)
             ----------------
             PAPER PACKAGING (0.2%)
       500   Village of Addison (LOC - RBS Citizens, N.A.)      1.57             7/01/2021             500
                                                                                                ----------
             STEEL (1.1%)
     3,500   Indiana Finance Auth. (LOC - Banco Bilbao
                Vizcaya Argentaria S.A.)                        0.85             8/01/2030           3,500
                                                                                                ----------
             Total Materials                                                                         4,000
                                                                                                ----------
             MUNICIPAL BONDS (7.2%)
             ----------------------
             AIRPORT/PORT (0.3%)
     1,000   Clark County (LOC - Landesbank Baden-
                Wurttemberg)                                    0.80             7/01/2029           1,000
                                                                                                ----------
             GENERAL OBLIGATION (2.2%)
     4,500   Illinois State (LIQ)                               2.90            10/01/2033           4,500
     2,100   New York City (LOC - KBC Bank N.V.)                0.27             8/01/2038           2,100
                                                                                                ----------
                                                                                                     6,600
                                                                                                ----------
             HOSPITAL (0.3%)
       800   Albany IDA (LOC - RBS Citizens, N.A.)              0.87             5/01/2035             800
                                                                                                ----------
             MULTIFAMILY HOUSING (3.9%)
     3,000   Dallas Housing Finance Corp. (LIQ)
                (LOC - Citigroup, Inc.)(a)                      1.25             9/01/2019           3,000
     5,000   New York Housing Finance Agency
                (LOC - Landesbank Baden-Wurttemberg)            0.75            11/01/2041           5,000
     2,000   New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)             0.33            11/01/2044           2,000
     1,995   Southeast Texas Housing Finance Corp.
                (LIQ)(LOC - Citigroup, Inc.)(a)                 1.50             6/01/2019           1,995
                                                                                                ----------
                                                                                                    11,995
                                                                                                ----------
             REAL ESTATE TAX/FEE (0.5%)
     1,400   Irvine Improvement Bonds (LOC - KBC Bank N.V.)     0.40             9/02/2050           1,400
                                                                                                ----------
             Total Municipal Bonds                                                                  21,795
                                                                                                ----------
             Total Variable-Rate Demand Notes                                                       40,981
                                                                                                ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.0%)
 3,097,340   State Street Institutional Liquid Reserve Fund, 0.23% (f)                          $    3,097
                                                                                                ----------
             Total Money Market Instruments
             (cost: $44,078)                                                                        44,078
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $309,749)                                                 $  311,105
                                                                                                ==========

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)
                                              QUOTED PRICES      (LEVEL 2)
                                                IN ACTIVE          OTHER          (LEVEL 3)
                                                 MARKETS        SIGNIFICANT      SIGNIFICANT
                                              FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                            ASSETS          INPUTS           INPUTS             TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $          --     $   130,995     $          --    $  130,995
  Eurodollar And Yankee Obligations                      --          34,609                --        34,609
  Asset-Backed Securities                                --          23,796                --        23,796
  Commercial Mortgage Securities                         --          41,688                --        41,688
  Municipal Bonds                                        --          35,939                --        35,939
Money Market Instruments:
  Variable-Rate Demand Notes                             --          40,981                --        40,981
  Money Market Funds                                  3,097              --                --         3,097
-----------------------------------------------------------------------------------------------------------
Total                                         $       3,097     $   308,008     $          --    $  311,105
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager) under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature

================================================================================

10  | USAA Ultra Short-Term Bond Fund

================================================================================

and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2012, the Fund's outstanding delayed delivery commitments, including interest purchased, were $3,968,000.

D. As of March 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2012, were $1,964,000 and $608,000, respectively, resulting in net unrealized appreciation of $1,356,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $303,838,000 at March 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at March 31, 2012.

CATEGORIES AND DEFINITIONS

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA         Economic Development Authority
IDA         Industrial Development Authority/Agency
REIT        Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or DEPFA Bank plc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2012.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) At March 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) At March 31, 2012, the aggregate market value of securities purchased on a delayed delivery basis was $3,968,000.

(f) Rate represents the money market fund annualized seven-day yield at March 31, 2012.

================================================================================

13  | USAA Ultra Short-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.


                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.